Convertible Debenture (Details Narrative) - CAD	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2017	Jul. 31, 2013	Oct. 01, 2014
DisclosureOfConvertibleDebentureLineItems [Line Items]
Convertible debenture forgiveness amount		CAD 500,000
Bearclaw Capital Corp. [Member]
DisclosureOfConvertibleDebentureLineItems [Line Items]
Issuance of unsecured convertible debenture			CAD 650,000
Original maturity date			Oct. 31, 2013
Principal payments				CAD 100,000
Cash payment	CAD 29,793
Accrued interest	CAD 1,438
Number of common shares	2,000,000
Fair value of common shares	CAD 40,000
Gain on settlement of debt	CAD 431,645